Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 09, 2012	Oct. 31, 2012	Apr. 30, 2013	Jun. 30, 2013	Jun. 26, 2013	Aug. 05, 2013	Feb. 11, 2014
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment	$ 123,541	$ 85,699	$ 38,357
Payments For Construction In Process	45,337	31,398	8,534
Construction In Progress Gross	45,365	31,426
San San H
Property Plant And Equipment [Line Items]
Payments To Acquire Businesses Gross				9,850
Ferni H
Property Plant And Equipment [Line Items]
Payments To Acquire Businesses Gross				9,800
San San H and Ferni H
Property Plant And Equipment [Line Items]
Repayments of obligations under capital leases	1,399	1,353	1,519
Conveyor Belt
Property Plant And Equipment [Line Items]
Payments For Construction In Process	743
Construction In Progress Gross	22,516
Tank Barge 1
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale					1,900
Date of delivery	October 2012
Tank Barge 2
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale			1,900
Date of delivery	December 2012
Tank Barge 3
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale						1,900
Date of delivery	April 2013
Tank Barge 4
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale							1,900
Date of delivery	June 2013
Three push boats
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale								20,250
Cash consideration for purchase of property, plant and equipment	3,710
Construction In Progress Gross		19,766
Date of delivery	Q1 2014
36 Dry Barges
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale									19,080
Construction In Progress Gross		11,632
Date of delivery	Q2 2014
Additional 36 Dry Barges
Property Plant And Equipment [Line Items]
Date of delivery	Q3 2014
All Newbuilding Dry Barges
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment	52,672
Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total consideration paid/received from acquisition/sale										7,552
Cash consideration for purchase of property, plant and equipment	6,920
Date of delivery	Q3 2015
Expansion of its dry port
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment	16,305
Capitalized interest costs	1,851
Second-hand Bunker Vessel
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment	$ 5,504
Date of delivery	September 2014